OTHER LONG-TERM LIABILITIES	12 Months Ended
Dec. 31, 2012
OTHER LONG-TERM LIABILITIES
NOTE 13:-	OTHER LONG-TERM LIABILITIES
	December 31,
	2012	2011

Provision for warranty	$215	$226
Deferred taxes	3,405	2,471
Deferred revenues	145	198

	$3,765	$2,895